Cover	Jul. 13, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2026
Entity File Number	001-42518
Entity Registrant Name	INFLECTION POINT ACQUISITION CORP. V
Entity Central Index Key	0002028355
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	167 Madison Ave
Entity Address, Address Line Two	Suite 205 #1017
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	476-6908
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	IPEXU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IPEX
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-fifth (1/5) of one Class A ordinary share upon the completion of the Company’s initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fifth (1/5) of one Class A ordinary share
Trading Symbol	IPEXR
Security Exchange Name	NASDAQ